ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES
Schedule of accrued expenses and other liabilities

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Accrued agency commissions	156,405	424,355	68,114
Accrued bonuses and individual income taxes	60,892	153,487	24,636
Accrued bandwidth and server hosting expenses	88,804	139,698	22,423
Tax and surcharges payable	34,105	119,268	19,145
Accrued channel distribution fee	5,278	37,073	5,951
Accrued advertising and promotion expenses	6,750	17,800	2,857
Accrued professional fees	907	16,398	2,632
Payable to employees from cashless option exercise	21,163	8,782	1,410
Litigation accrual (Note 14)	1,812	5,574	895
Deferred government grants	—	6,900	1,108
FIN 48 liability	—	9,662	1,550
Accrued video production fee	4,197	9,802	1,573
Others	10,294	32,554	5,224

	390,607	981,353	157,518